                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------
   This Amendment (Check only one.):      [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Quantitative Advantage, LLC
Address: 10225 Yellow Circle Drive
         Minnetonka, MN 55343

Form 13F File Number: 028-119785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Graham van der Leeuw
Title: Chief Operating Officer, Chief Compliance Officer
       and General Counsel
Phone: (952) 942-3206

Signature, Place, and Date of Signing:


 /s/ Graham van der Leeuw     Minnetonka, Minnesota        February 12, 2010
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         53
Form 13F Information Table Value Total:   $279,338
                                        (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

                                                                                        VOTING AUTHORITY
                                                         VALUE         INVESTMENT     --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X1000) SHARES DISCROTHER MGR  SOLE  SHARED  NONE
---------------------------- ---------------- --------- ------- ------ ---------- --- ------ ------ ------
BLDRS INDEX FDS TR           EMER MK 50 ADR   09348R300    5362 121496 SOLE       N/A    920        120576
CURRENCYSHARES AUSTRALIAN DL AUSTRALIAN DOL   23129U101    2281  25320 SOLE       N/A  14077         11243
CURRENCYSHARES SWEDISH KRONA SWEDISH DRONA    23129R108     428   3069 SOLE       N/A                 3069
ISHARES INC                  MSCI PAC J IDX   464286665   14868 359397 SOLE       N/A 137417        221980
ISHARES SILVER TRUST         ISHARES          46428Q109    2119 128106 SOLE       N/A  82085         46021
ISHARES TR                   EPRA/NAR DEV R/E 464288489    1739  60129 SOLE       N/A  41425         18704
ISHARES TR                   RESIDENT PLS CAP 464288562    1944  62825 SOLE       N/A  43207         19618
ISHARES TR                   S&P GLB MTRLS    464288695     236   3799 SOLE       N/A    875          2924
ISHARES TR                   HIGH YLD CORP    464288513    1840  20946 SOLE       N/A  14408          6538
ISHARES TR                   US PFD STK TREA  464288687    1786  48652 SOLE       N/A  33495         15157
ISHARES TR                   DJ OIL EQUIP     464288844     222   5162 SOLE       N/A   1193          3969
ISHARES TR                   DJ HEALTH CARE   464288828     229   4734 SOLE       N/A   1093          3641
ISHARES TR                   S&P GTFIDX ETF   464288174    1973  49731 SOLE       N/A  34324         15407
ISHARES TR INDEX             MSCI EAFE IDX    464287465     361   6525 SOLE       N/A    206          6319
ISHARES TR INDEX             S&P MIDCAP 400   464287507    1953  26977 SOLE       N/A  18552          8425
ISHARES TR INDEX             S&P MIDCAP VALU  464287705     649   9842 SOLE       N/A                 9842
ISHARES TR INDEX             BARCLYS TIPS BD  464287176    6957  66954 SOLE       N/A  26712         40242
ISHARES TR INDEX             MSCI EMERG MKT   464287234   17358 418256 SOLE       N/A 174638        243618
ISHARES TR INDEX             S&P GBL INF      464287291     232   4137 SOLE       N/A    951          3186
ISHARES TR INDEX             IBOXX INV CPBD   464287242    6790  65198 SOLE       N/A  26323         38875
ISHARES TR INDEX             BARCLY USAGG B   464287226    6905  66911 SOLE       N/A  26549         40362
ISHARES TR INDEX             S&P GBL FIN      464287333     201   4435 SOLE       N/A   1031          3404
ISHARES TR INDEX             S&P NA SEMICND   464287523     307   6233 SOLE       N/A   1150          5083
ISHARES TR INDEX             S&P NA MULTIMD   464287531     264   9793 SOLE       N/A   1828          7965
ISHARES TR INDEX             S&P LTN AM 40    464287390   15280 319742 SOLE       N/A 120943        198799
ISHARES TR INDEX             DJ US INDUSTRL   464287754    9921 187085 SOLE       N/A  69741        117344
ISHARES TR INDEX             DJ US TECH SEC   464287721   11702 203377 SOLE       N/A  76616        126761
ISHARES TR INDEX             DJ US BAS MATL   464287838   11521 192299 SOLE       N/A  73209        119090
ISHARES TR INDEX             TRANSP AVE IDX   464287192   10141 137372 SOLE       N/A  51088         86284
ISHARES TR INDEX             S&P MC 400 GRW   464287606   50429 648937 SOLE       N/A 235597        413340
ISHARES TR INDEX             COHEN&ST RLTY    464287564   12464 237323 SOLE       N/A 100254        137069
PIMCO ETF TR                 1-5 US TIP IDX   72201R205    3938  76652 SOLE       N/A    810         75842
POWERSHARES ETF TR II        EMRG MKTS INFR   73937B209     439  10252 SOLE       N/A                10252
POWERSHARES ETF TRUST        DYN SFTWR PORT   73935X773    3623 174247 SOLE       N/A   1468        172779
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT   73936T573     424  16600 SOLE       N/A                16600
POWERSHARES GLOBAL ETF TRUST GBL CLEAN ENER   73936T615     457  27440 SOLE       N/A                27440
POWERSHARES GLOBAL ETF TRUST HI YLD USD BD    73936T557     452  25093 SOLE       N/A                25093
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104    2450  53560 SOLE       N/A  29623         23937
POWERSHS DB MULTI SECT COMM  DB BASE METALS   73936B705    2597 115415 SOLE       N/A  64139         51276
POWERSHS DB MULTI SECT COMM  DB SILVER FUND   73936B309     402  13374 SOLE       N/A                13374
POWERSHS DB MULTI SECT COMM  DB OIL FUND      73936B507    2252  81692 SOLE       N/A  45292         36400
POWERSHS DB MULTI SECT COMM  DB PREC MTLS     73936B200    2126  56438 SOLE       N/A  31239         25199
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516    8405 147892 SOLE       N/A  68351         79541
VANGUARD  INDEX FDS          REIT ETF         922908553    4812 107548 SOLE       N/A    702        106846
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835    3906  49698 SOLE       N/A    524         49174
VANGUARD BD INDEX FD INC     INTERMED TERM    921937819    3878  49047 SOLE       N/A    516         48531
VANGUARD INDEX FDS q         MCAP VL IDXVIP   922908512   18852 424882 SOLE       N/A   3413        421469
VANGUARD INTL EQUITY INDEX F EMR MKT ETF      922042858    5840 142432 SOLE       N/A    998        141434
VANGUARD INTL EQUITY INDEX F EURPEAN ETF      922042874    4968 102466 SOLE       N/A    787        101679
VANGUARD WORLD FDS           INDUSTRIAL ETF   92204A603    3234  62708 SOLE       N/A    466         62242
VANGUARD WORLD FDS           CONSUM DIS ETF   92204A108    3622  77443 SOLE       N/A    647         76796
VANGUARD WORLD FDS           MATERIALS ETF    92204A801     407   6005 SOLE       N/A                 6005
VANGUARD WORLD FDS           INF TECH ETF     92204A702    3792  69106 SOLE       N/A    560         68546